Voya Natural Resources Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 101.8%
		Canada: 26.4%
9,621		Agnico-Eagle Mines Ltd.	$ 615,744	0.8
120,425		B2Gold Corp.	659,929	0.9
99,675		Barrick Gold Corp.	2,392,200	3.3
80,377		Canadian Natural Resources Ltd.	1,454,824	2.0
82,658		Cenovus Energy, Inc.	357,909	0.5
78,756		Enbridge, Inc.	2,555,632	3.5
14,532		Franco-Nevada Corp.	2,042,909	2.8
117,036	(1)	Kinross Gold Corp.	766,586	1.1
21,904		Kirkland Lake Gold Ltd.	842,428	1.2
17,530		PAN American Silver Corp.	513,629	0.7
30,406		Pembina Pipeline Corp.	761,062	1.0
110,437		Suncor Energy, Inc.	1,890,682	2.6
59,196		TC Energy Corp.	2,664,412	3.7
43,568		Teck Cominco Ltd. - Class B	413,460	0.6
18,891		Wheaton Precious Metals Corp.	812,313	1.1
75,987		Yamana Gold, Inc.	407,290	0.6
			19,151,009	26.4

		United Kingdom: 1.4%
67,393		Amcor PLC	688,082	1.0
41,387		TechnipFMC PLC	306,264	0.4
			994,346	1.4

		United States: 74.0%
23,086	(1)	Alcoa Corp.	212,622	0.3
24,330	(1)	Apergy Corp.	220,673	0.3
1,390		Aptargroup, Inc.	154,832	0.2
7,889		Avery Dennison Corp.	873,076	1.2
20,138		Baker Hughes Co.	332,478	0.5
16,198		Ball Corp.	1,154,269	1.6
16,443	(1)	Berry Global Group, Inc.	738,455	1.0
21,585		Cabot Oil & Gas Corp.	428,246	0.6
6,012	(1)	Cheniere Energy, Inc.	266,632	0.4
83,992		Chevron Corp.	7,702,066	10.6
9,431		Cimarex Energy Co.	247,847	0.3
7,998		Compass Minerals International, Inc.	385,344	0.5
5,739		Concho Resources, Inc./Midland TX	312,890	0.4
73,960		ConocoPhillips	3,119,633	4.3
13,257	(1)	Crown Holdings, Inc.	867,406	1.2
22,073		Devon Energy Corp.	238,609	0.3
6,572		Diamondback Energy, Inc.	279,836	0.4
13,254		Domtar Corp.	270,382	0.4
8,207	(1)	Dril-Quip, Inc.	249,411	0.3
43,364		EOG Resources, Inc.	2,210,263	3.0
20,073		EQT Corp.	267,774	0.4
142,168		Exxon Mobil Corp.	6,464,379	8.9
57,307		Freeport-McMoRan, Inc.	519,775	0.7
4,516		Greif, Inc. - Class A	153,454	0.2
46,281		Halliburton Co.	543,802	0.7
16,852		Hess Corp.	799,964	1.1
7,533		HollyFrontier Corp.	236,913	0.3
26,436		International Paper Co.	900,146	1.2
140,745		Kinder Morgan, Inc.	2,223,771	3.1
42,821		Marathon Petroleum Corp.	1,504,730	2.1
3,000		Martin Marietta Materials, Inc.	576,270	0.8
14,907		National Oilwell Varco, Inc.	185,890	0.3
44,992		Newmont Corp.	2,630,682	3.6
29,284		Noble Energy, Inc.	255,649	0.3
33,592		Occidental Petroleum Corp.	435,016	0.6
33,502		Oneok, Inc.	1,229,188	1.7
8,704		Packaging Corp. of America	882,673	1.2
63,325		Parsley Energy, Inc. - Class A	578,791	0.8
29,725		Phillips 66	2,326,279	3.2
13,154		Pioneer Natural Resources Co.	1,204,906	1.7
3,610		Royal Gold, Inc.	480,852	0.7
104,994		Schlumberger Ltd.	1,939,239	2.7
12,300		Silgan Holdings, Inc.	411,312	0.6
3,039		Sonoco Products Co.	157,451	0.2
20,378	(1)	Summit Materials, Inc.	309,542	0.4
28,184		Targa Resources Corp.	504,212	0.7
28,036		Valero Energy Corp.	1,868,319	2.6
8,560		Vulcan Materials Co.	927,219	1.3
19,787		WestRock Co.	555,223	0.8
89,240		Williams Cos., Inc.	1,823,173	2.5
6,815		World Fuel Services Corp.	173,646	0.2
74,205	(1)	WPX Energy, Inc.	420,742	0.6
			53,755,952	74.0

	Total Common Stock
	(Cost $110,002,477)		73,901,307	101.8

SHORT-TERM INVESTMENTS: 0.3%
		Mutual Funds: 0.3%
242,000	(2)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.150%
		(Cost $242,000)	242,000	0.3

	Total Short-Term Investments
	(Cost $242,000)		242,000	0.3

	Total Investments in Securities (Cost $110,244,477)		$ 74,143,307	102.1
	Liabilities in Excess of Other Assets		(1,524,045)	(2.1)
	Net Assets		$ 72,619,262	100.0

(1)    Non-income producing security.

(2)    Rate shown is the 7-day yield as of May 31, 2020.

Voya Natural Resources Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2020 (Unaudited)(Continued)

Industry Diversification	Percentage of Net Assets
Integrated Oil & Gas	23.2%
Oil & Gas Exploration & Production	15.2
Oil & Gas Storage & Transportation	10.2%
Gold	9.0
Oil & Gas Refining & Marketing	8.2
Mining	7.8
Pipelines	4.7
Metal & Glass Containers	4.6
Oil & Gas Equipment & Services	4.4
Paper Packaging	4.4
Construction Materials	2.1
Diversified Metals & Mining	1.8
Utilities	1.7
Packaging&Containers	1.0
Oil&Gas Services	0.8
Oil&Gas	0.6
Materials	0.4
Building Materials	0.4
Oil & Gas	0.4
Paper Products	0.4
Aluminum	0.3
Energy	0.2
Short-Term Investments	0.3
Liabilities in Excess of Other Assets	(2.1)
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of May 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2020
Asset Table
Investments, at fair value
Common Stock*	$73,901,307	$–	$–	$73,901,307
Short-Term Investments	242,000	–	–	242,000
Total Investments, at fair value	$74,143,307	$–	$–	$74,143,307
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(1,807,350)	$–	$(1,807,350)
Total Liabilities	$–	$(1,807,350)	$–	$(1,807,350)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At May 31, 2020, the following OTC written equity options were outstanding for Voya Natural Resources Equity Income Fund:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value

Energy Select Sector SPDR® Fund	Citibank N.A.	Call	06/05/20	USD	37.100	552,301	USD	21,407,187	$978,125	$(1,079,250)

Voya Natural Resources Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2020 (Unaudited)(Continued)

Description	Counterparty		Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
Materials Select Sector SPDR® Fund	JPMorgan Chase Bank N.A.	Call	06/19/20	USD	51.890	106,153	USD	5,886,184	$153,901	$(427,219)
SPDR S&P Oil & Gas Exploration & Production ETF	Goldman Sachs International	Call	06/19/20	USD	50.340	75,094	USD	3,895,876	187,059	(256,641)
VanEck Vectors Gold Miners ETF	UBS AG	Call	06/19/20	USD	37.300	87,503	USD	3,003,103	159,360	(44,240)
									$1,478,445	$(1,807,350)

Currency Abbreviations

USD                          -      United States Dollar

At May 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $108,743,671.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$ 6,124,265
Gross Unrealized Depreciation	(42,525,750)

Net Unrealized Depreciation	$(36,401,485)